Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions

	Years ended December 31,
	2018	2017
Expected volatility	50% - 63.1%	50% - 55%
Risk-free interest rate	3.03% - 3.11%	1.94% - 2.27%
Expected dividend yield	—%	—%
Expected life of options in years	5.02 - 7.00	6.25

2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Award activities
]
2016 Equity Incentive Plan				Weighted	Weighted
				Average	Average
	Number of Units			Exercise	Contractual
	Time	Performance	Total	Price	Term
Outstanding at December 31, 2016	35,650	35,650	71,300	$—
Granted	3,150	3,150	6,300	646
Exercised	—	—	—	—
Expired / Forfeited	(2,700)	(2,700)	(5,400)	640
Outstanding at December 31, 2017	36,100	36,100	72,200	$—	8.3 years
Granted	—	—	—	—
Exercised	—	—	—	—
Expired / Forfeited	(900)	(900)	(1,800)	640
Outstanding at date of conversion	35,200	35,200	70,400	641
Unit options converted to share options	1,507,786	1,507,786	3,015,572	14.96
Performance options modified to time options	1,507,786	(1,507,786)	—	14.96
Granted	—	—	—	—
Exercised	—	—	—	—
Expired / Forfeited	—	—	—	—
Outstanding at December 31, 2018	3,015,572	—	3,015,572	—	7.5 years
Vested Options at December 31, 2018	720,131	—	720,131	$14.96

Equity Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Award activities

				Weighted	Weighted
				Average	Average
	Number of Shares			Exercise	Contractual
	Time	Performance	Total	Price	Term
Outstanding at December 31, 2017	—	—	—	$7.00
Granted	179,700	—	179,700	—
Exercised	—	—	—	—
Expired / Forfeited	(1,100)	—	(1,100)	7.00
Outstanding at December 31, 2018	178,600	—	178,600	$—	9.8 years
Vested Options at December 31, 2018	—	—	—	$7.00